UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-2625
DREYFUS A BONDS PLUS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	6/30/05

FORM N-Q

Item 1. Schedule of Investments.

DREYFUS A BONDS PLUS, INC.
Statement of Investments
June 30, 2005 (Unaudited)

	Principal
Bonds and Notes - 116.2%	Amount	a	Value ($)
Aerospace & Defense - .3%
L-3 Communications,
Sr. Sub. Notes, 7.625%, 2012	730,000		781,100
Raytheon,
Notes, 5.5%, 2012	375,000		395,141
			1,176,241
Agricultural - .4%
Altria,
Notes, 7%, 2013	1,475,000		1,653,317
Airlines - .0%
USAir,
Enhanced Equipment Notes, Ser. C, 8.93%, 2009	904,468	b,k	90

Asset-Backed-Ctfs./Automobile Receivables - 2.5%
Ford Credit Auto Owner Trust,
Ser. 2005-B, Cl. B, 4.64%, 2010	1,140,000		1,151,669
WFS Financial Owner Trust:
Ser. 2003-3, Cl. A4, 3.25%, 2011	8,225,000		8,143,760
Ser. 2005-2 Cl. B, 4.57%, 2012	575,000		581,946
			9,877,375
Asset-Backed Ctfs./Home Equity Loans - 3.8%
ACE Securities,
Ser. 2005-HE1, Cl. A2A, 3.43438%, 2035	763,792	c	764,319
Accredited Mortgage Loan Trust:
Ser. 2005-1 Cl. A2A, 3.41438%, 2035	869,455	c	870,150
Ser. 2005-2, Cl. A2A, 3.41438%, 2035	1,177,735	c	1,178,110
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6, 5.14%, 2034	925,000		940,295
Bear Stearns Asset Backed Securities:
Ser. 2005-HE2, Cl. 1A1, 3.42438%, 2035	761,822	c	762,457
Ser. 2005-HE3, Cl. 1A1, 3.39438%, 2035	676,472	c	676,990
Ser. 2005-HE4, Cl. 1A1, 3.41438%, 2035	1,118,552	c	1,119,328
Ser. 2005-TC1, Cl. A1, 3.42438%, 2035	1,250,000	c	1,249,975
Fremont Home Loan Trust,
Ser. 2005-1, Cl. 2A1, 3.41438%, 2035	1,377,400	c	1,379,072
Home Equity Asset Trust,
Ser. 2005-5 C2. A1, 3.51%, 2035	1,800,000	c	1,800,000
Mastr Asset Backed Securities Trust,
Ser. 2005-WMC1, Cl. A3, 3.41438%, 2035	888,933	c	888,986
Morgan Stanley ABS Capital I,
Ser. 2005-NC2, Cl. A3A, 3.39438%, 2035	1,231,348	c	1,232,094
Morgan Stanley Home Equity Loans,
Ser. 2005-2, Cl. A2A, 3.40438%, 2035	929,755	c	929,039
Residential Asset Securities,
Ser. 2005-EMX1, Cl. AI1, 3.41438%, 2035	1,018,403	c	1,019,181
			14,809,996

Asset-Backed Ctfs./Manufactured Housing - .7%
Green Tree Financial,
Ser. 1994-7, Cl. M1, 9.25%, 2020	925,000		991,999
Origen Manufactured Housing,
Ser. 2005-A, Cl. A1, 4.06%, 2013	1,732,035		1,728,293
			2,720,292
Asset-Backed/Other - 4.3%
Citigroup Mortgage Loan Trust,
Ser. 2005-OPT3, Cl. A1A, 3.30625%, 2035	1,275,000	c	1,275,000
Countrywide,
Ser. 2005-2, Cl. 2A1, 3.40438%, 2035	1,028,571	c	1,028,622
Morgan Stanley ABS Capital I,
Ser. 2005-WMC2, Cl. A2A, 3.39438%, 2035	794,092	c	794,574
Ownit Mortgage Loan Asset Backed Ctfs.,
Ser. 2005-2, Cl. A2A, 3.42438%, 2036	1,627,988	c	1,628,086
Residential Asset Mortgage Products:
Ser. 2004-RS12, Cl.AII1, 3.44438%, 2027	1,764,929	c	1,766,825
Ser. 2005-RS2, Cl. AII1, 3.42438%, 2035	1,190,470	c	1,191,618
Ser. 2005-RS3, Cl. AIA1, 3.41438%, 2035	1,883,851	c	1,885,298
Ser. 2005-RZ1, Cl. A1, 3.41438%, 2034	1,021,923	c	1,022,627
Saxon Asset Securities Trust,
Ser. 2004-2, Cl. AF2, 4.15%, 2035	5,183,000		5,148,119
Specialty Underwriting & Residential Finance,
Ser. 2005-BC1, Cl. A1A, 3.42438%, 2035	862,691	c	863,281
			16,604,050
Auto Manufacturing - .2%
DaimlerChrysler:
Notes, 4.875%, 2010	295,000		293,963
Notes, 8.5%, 2031	325,000		412,969
			706,932
Banking - 4.1%
Chevy Chase Bank FSB,
Sub. Notes, 6.875%, 2013	480,000		498,000
Chuo Mitsui Trust & Banking,
Sub. Notes, 5.506%, 2049	1,005,000	d	989,179
HBOS Capital,
Notes, 6.071%, 2049	5,410,000	d,e	5,849,947
Northern Rock,
Notes, 5.6%, 2049	975,000	d	1,013,589
Rabobank Capital Funding II,
Bonds, 5.26%, 2049	2,525,000	d	2,602,012
US Bank NA,
Notes, Ser. BNT1, 3.25813%, 2006	2,350,000	c	2,350,682
Union Planters,

Sr. Notes, 4.375%, 2010	1,250,000		1,248,451
Wells Fargo & Co.,
Sub. Notes, 6.375%, 2011	540,000		597,850
Zions Bancorporation,
Sub. Notes, 6%, 2015	825,000		901,279
			16,050,989
Building & Construction - .1%
American Standard,
Sr. Notes, 7.375%, 2008	500,000		532,679
Chemicals - 1.2%
ICI Wilmington,
Notes, 5.625%, 2013	1,125,000		1,169,181
Lubrizol:
Debs., 6.5%, 2034	1,100,000		1,218,512
Sr. Notes, 4.625%, 2009	815,000		815,878
RPM International:
Bonds, 6.25%, 2013	790,000		832,549
Sr. Notes, 4.45%, 2009	700,000		690,188
			4,726,308
Commercial Mortgage Pass-Through Ctfs. - 1.1%
Banc of America Commercial Mortgage,
Ser. 2005-2, Cl. A2, 4.247%, 2043	1,500,000		1,503,750
Calwest Industrial Trust,
Ser. 2002-CALW, Cl. A, 6.127%, 2017	1,750,000	d	1,915,720
Crown Castle Towers,
Ser. 2005-1A, Cl. D, 5.612%, 2035	445,000	d	446,791
GMAC Commercial Mortgage Securities,
Ser. 2000-C2, Cl. A1, 7.273%, 2033	479,025		503,870
			4,370,131

Commercial Services - 1.0%
Aramark Services,
Notes, 5%, 2012	1,430,000	1,433,981
Deluxe,
Notes, Ser. B, 3.5%, 2007	170,000	166,237
Erac USA Finance:
Bonds, 5.6%, 2015	550,000 d	569,393
Notes, 7.95%, 2009	360,000 d	407,863
RR Donnelley & Sons,
Notes, 4.95%, 2014	1,180,000	1,155,758
		3,733,232
Diversified Financial Service - 5.6%
Amvescap,
Notes, 5.375%, 2013	1,000,000	1,030,473
Bear Stearns & Cos.,
Notes, 4.5%, 2010	575,000	578,732
Boeing Capital,
Sr. Notes, 7.375%, 2010	890,000	1,019,176
Countrywide Home Loans,
Notes, Ser. L, 4%, 2011	2,115,000	2,042,324
Ford Motor Credit:
Global Landmark Securities, 6.5%, 2007	800,000	806,037
Notes, 7.75%, 2007	375,000	382,436

Sr. Notes, 7.2%, 2007	715,000	723,538
Glencore Funding,
Notes, 6%, 2014	1,250,000 d	1,200,626
Goldman Sachs,
Notes, 5.7%, 2012	1,150,000	1,225,425
HSBC Finance,

Notes, 4.75%, 2010	635,000	644,696
International Lease Finance,
Notes, 4.75%, 2012	1,550,000	1,546,922
JPMorgan Chase & Co.,
Sub. Notes, 5.125%, 2014	1,460,000	1,496,234
Jefferies,
Sr. Notes, 5.5%, 2016	1,200,000	1,216,565
Morgan Stanley,
Sub. Notes, 4.75%, 2014	4,294,000	4,237,792
Pearson Dollar Finance,

Notes, 4.7%, 2009	600,000 d	602,585
Residential Capital,
Notes, 6.375%, 2010	1,900,000 d	1,911,157
SLM,
Notes, 5.375%, 2013	1,000,000	1,054,220
		21,718,938

Electric Utilities - 1.8%
Consumers Energy,
First Mortgage, 5%, 2012	1,160,000	1,180,769
Dominion Resources,
Sr. Notes, Ser. A, 7.195%, 2014	1,050,000	1,221,530
FPL Energy National Wind,
Sr. Secured Notes, 5.608%, 2024	205,000 d	209,788
FirstEnergy,
Notes, Ser. B, 6.45%, 2011	530,000	579,852
Nisource Finance,

Sr. Notes, 7.875%, 2010	675,000	776,484
Public Service Co. of Colorado,
First Mortgage, Ser. 12, 4.875%, 2013	2,487,000	2,543,602
Sierra Pacific Power,
Mortgage Notes, 6.25%, 2012	365,000	376,862
		6,888,887

Entertainment - .2%
Mohegan Tribal Gaming Authority,
Sr. Notes, 6.125%, 2013		620,000 d	629,300
Environmental Control - .8%
Republic Services,
Notes, 6.086%, 2035		1,225,000 d	1,293,600
Waste Management:

Sr. Notes, 6.875%, 2009		470,000	509,273
Sr. Notes, 7%, 2028		1,000,000	1,163,388
			2,966,261
Food & Beverages - .6%
Kroger,
Sr. Notes, 8%, 2029		960,000	1,211,276
Safeway,

Debs., 7.25%, 2031		650,000	755,035
Stater Brothers,
Sr. Notes, 8.125%, 2012		360,000	352,800
			2,319,111

Foreign/Governmental - 6.5%
Australia Government,
Bonds, Ser. 121, 5.25%, 2010	AUD	9,000,000	6,887,678
Banco Nacional de Desenvolvimento Economico e Social,
Notes, 5.822%, 2008		1,215,000 c	1,233,490
Deutsche Bundesrepublik:
Bonds, Ser. 03, 4.5%, 2013	EUR	1,360,000	1,825,916
Bonds, Ser. 03, 4.75%, 2034	EUR	2,840,000	4,100,992
Bonds, Ser. 98, 4.125%, 2008	EUR	1,395,000	1,782,071
Export-Import Bank Of Korea,
Sr. Notes, 4.5%, 2009		1,075,000	1,080,072
Russian Government:
Bonds, 10%, 2007		1,730,000 d	1,915,975
Bonds, 12.75%, 2028		1,475,000	2,671,986
South Africa Government,
Notes, 9.125%, 2009		840,000	976,500
United Mexican States:
Notes, 6.625%, 2015		2,165,000 e	2,387,995
Notes, 9.875%, 2010		520,000	630,240
			25,492,915
Gaming & Lodging - .5%
Harrah's Operating,

Sr. Notes, 8%, 2011		680,000	780,607
MGM Mirage,
Sr. Notes, 6%, 2009		375,000	378,750
Station Casinos,
Sr. Notes, 6%, 2012		785,000	800,700
			1,960,057
Health Care - .2%
American Home Products,
Notes, 6.7%, 2011		580,000	648,961
Medco Health Solutions,
Sr. Notes, 7.25%, 2013		275,000	310,049
			959,010

Manufacturing - .5%
Bombardier,
Notes, 6.3%, 2014	1,440,000 d,e	1,310,400
Tyco International,
Notes, 6%, 2013	740,000	806,075
		2,116,475
Media - 1.5%
AOL Time Warner,
Notes, 6.75%, 2011	900,000	998,569
British Sky Broadcasting,

Notes, 6.875%, 2009	900,000	969,018
Clear Channel Communications,
Sr. Notes, 5%, 2012	1,000,000	947,094
Comcast,
Notes, 5.5%, 2011	990,000	1,034,152
News America,
Debs., 7.7%, 2025	775,000	940,685
Univision Communications,
Sr. Notes, 7.85%, 2011	965,000	1,097,571
		5,987,089
Metals & Mining - .6%
International Steel,
Sr. Notes, 6.5%, 2014	855,000	825,075
Ispat Inland,
Secured Notes, 9.75%, 2014	275,000	321,750
Teck Cominco,
Notes, 7%, 2012	875,000	978,476
		2,125,301
Oil & Gas - 1.5%
Amerada Hess:
Notes, 6.65%, 2011	430,000	473,778
Notes, 7.3%, 2031	730,000	883,624
Enterprise Products Operating,
Sr. Notes, Ser. B, 6.65%, 2034	1,400,000	1,542,222
Halliburton,
Notes, 5.5%, 2010%	565,000	593,210
Oneok,
Sr. Notes, 5.2%, 2015	400,000	406,539
PC Financial Partnership,
Notes, 5%, 2014	815,000	824,121
XTO Energy,
Sr .Notes, 7.5%, 2012	870,000	1,001,980
		5,725,474
Packaging & Containers - .2%
Sealed Air,
Notes, 5.625%, 2013	590,000 d	607,246
Paper & Forest Products - 1.4%
Celulosa Arauco y Constitucion SA:
Notes, 5.125%, 2013	660,000	654,914
Notes, 5.625%, 2015	290,000 d	296,789
Georgia-Pacific:
Sr. Notes, 8%, 2014	780,000	900,900
Sr. Notes, 8.875%, 2010	585,000	666,900
International Paper,
Notes, 5.3%, 2015	1,000,000	1,004,823
Sappi Papier,
Notes, 6.75%, 2012	585,000 d	626,037
Westvaco,
Debs., 7.95%, 2031	465,000	599,329
Weyerhaeuser,
Debs., 7.375%, 2032	435,000	514,575
		5,264,267

Property-Casualty Insurance - 1.5%
AON,

Capital Sec., 8.205%, 2027	525,000		616,708
Ace Capital Trust II,
Bonds, 9.7%, 2030	400,000		553,603
Assurant,
Sr. Notes, 6.75%, 2034	725,000		831,177
Metlife,
Sr. Notes, 5.5%, 2014	2,195,000		2,309,785
North Front Pass-Through Trust,
Notes, 5.81%, 2024	1,590,000	d	1,641,343
			5,952,616
Real Estate Investment Trusts - 2.3%
Archstone-Smith Operating Trust,
Notes, 5.25%, 2015	625,000		639,158
Arden Realty,
Notes, 5.25%, 2015	675,000		680,798
Boston Properties,
Sr. Notes, 5%, 2015	810,000		811,358
Duke Realty,
Sr. Notes, 5.875%, 2012	2,210,000		2,340,489
EOP Operating,
Sr. Notes, 7%, 2011	1,090,000		1,210,164
ERP Operating,
Notes, 5.25%, 2014	1,000,000		1,022,397
Healthcare Realty Trust,
Sr. Notes, 5.125%, 2014	875,000		866,579
Mack-Cali Realty,
Notes, 5.05%, 2010	400,000		405,406
Simon Property,
Notes, 4.875%, 2010	1,000,000		1,011,607
			8,987,956
Residential Mortgage Pass-Through Ctfs. - 4.1%

Countrywide Alternative Loan Trust,
Ser. 2005-J4, Cl. 2A1B, 3.43438%, 2035	1,350,000	c	1,350,000
Countrywide Home Loans,
Ser. 2003-7, Cl. B3, 5.75%, 2033	602,706	d	572,042
First Horizon Alternative Mortgage Securities I,
Ser. 2004-FA1, Cl. A1, 6.25%, 2034	7,337,162		7,563,278
Nomura Asset Acceptance:
Ser. 2005-WF1, Cl. 2A5, 5.159%, 2035	779,000		791,261
Ser. 2005-AP2, Cl. A5, 4.976%, 2035	775,000		788,684
Residential Funding Mortgage Securities I,
Ser. 2004-S3, Cl. M1, 4.75%, 2019	1,290,583		1,281,761
Structured Adjustable Rate Mortgage Loan Trust,
Ser. 2005-8XS, Cl. A1, 3.41438%, 2035	2,600,641	c	2,600,641
Washington Mutual,
Ser. 2005-AR4, Cl. A4B, 4.68262%, 2035	1,025,000	c	1,026,441
			15,974,108

Retail - .3%
May Department Stores,
Notes, 6.65%, 2024	985,000	1,087,272
Structured Index - 1.3%
AB Svensk Exportkredit,
GSNE-ER Indexed Notes, 0%, 2007	5,380,000 d,f	5,022,230
Technology - .1%
Freescale Semiconductor,
Sr. Notes, 6.875%, 2011	305,000	324,825
Telecommunications - 2.1%
Alltel,
Notes, 4.656%, 2007	520,000	524,311
AT&T Wireless Services,
Sr. Notes, 8.75%, 2031	440,000	618,626
Deutsche Telekom International Finance,
Bonds, 8.75%, 2030	1,130,000 c	1,534,748
France Telecom,
Notes, 7.75%, 2011	475,000	551,868
Nextel Communications,
Sr. Notes, 5.95%, 2014	900,000	939,375
SBC Communications,
Notes, 5.625%, 2016	580,000	612,800
Sprint Capital,
Notes, 8.75%, 2032	1,485,000	2,072,261
Verizon Global Funding,
Notes, 7.75%, 2032	960,000	1,249,505
		8,103,494
Transportation - .1%
Ryder System,
Bonds, 5%, 2012	575,000	576,302
U.S. Government - 29.5%
U.S. Treasury Bonds,
6.25%, 5/15/2031	8,700,000	11,334,795
U.S. Treasury Inflation Protected Securities,
3%, 7/15/2012	6,979,352	7,678,989
U.S. Treasury Notes:
1.625%, 9/30/2005	100,000 g	99,652

2%, 8/31/2005	48,000,000	47,919,360
3.375%, 2/28/2007	3,640,000	3,625,214
3.375%, 9/15/2009	14,590,000	14,399,090
3.625%, 4/30/2007	29,645,000	29,637,885
		114,694,985

U.S. Government Agencies/Mortgage-Backed - 33.3%
Federal Home Loan Mortgage Corp.:
REMIC, Gtd. Multiclass Mortgage Participation Ctfs.:
Ser., 51, Cl. E, 10%, 7/15/2020	532,387	532,126
Ser. 2586, Cl. WE, 4%, 12/15/2032	4,235,120	4,107,775
(Interest Only Obligations)
Ser. 2750, Cl. IK, 5%, 5/15/2026	4,617,400 h	837,994
Federal National Mortgage Association:
4%, 5/1/2010	2,220,893	2,195,197
4.5%	19,750,000 i	19,663,495
5%	28,325,000 i	28,438,805
5.5%	17,050,000 i	17,430,792
5.5%, 91/2034	10,439,937	10,592,186
6%	3,950,000 i	4,084,545
6%, 1/1/2019-9/1/2034	3,047,021	3,139,581
8%, 12/1/2025	65,130	70,300
REMIC Trust, Gtd. Pass-Through Ctfs.,
Ser. 1988-16, Cl. B, 9.5%, 6/25/2018	292,937	322,088
Ser. 2004-58, Cl. L, 5%, 7/25/2034	2,637,471	2,701,324
Government National Mortgage Association I:
5.5%, 4/15/2033	7,334,043	7,501,332
6%, 3/15/2029-10/15/2033	9,631,247	9,946,383
Project Loan:
6.86%, 10/15/2005	12,672,165	12,812,878
7%, 6/15/2008	7,086	7,274
9.5%, 11/15/2017	686,639	750,579
Ser. 2005-29, C1. A, 4.016%, 7/16/2027	931,738	921,908
Ser. 2005-32, C1. B, 4.385%, 8/16/2030	1,175,000	1,175,435
U.S. Government Gtd. Development Participation Ctfs.:
(Gtd. By U.S. Small Business Administration)
Ser. 1994-20K, Cl. 1, 8.65%, 11/1/2014	603,556	647,214
Ser. 1994-20L, Cl. 1, 8.4%, 12/1/2014	1,064,470	1,140,039
Ser. 1997-20J, Cl. 1, 6.55%, 10/1/2017	712,169	750,369
		129,769,619
Total Bonds and Notes
(cost $453,111,199)		452,215,370

	Face Amount

	Covered by

Options- .0%	Contracts ($)	Value ($)
Call Options - .0%

Dow Jones CDX.NA.IG.4

September 2005 @ .575	9,500,000	14,250
U.S. Treasury Notes, 4%, 2/15/2015

August 2005 @ 98.453125	3,825,000	76,270

U.S. Treasury Notes, 4.125%, 5/15/2015

August 2005 @ 101.328125	3,875,000	38,479

		114,749

Put Options - .0%

U.S. Treasury Notes, 4.125%, 5/15/2015

August 2005 @ 99.578125	3,875,000	11,019

Total Options
(cost $151,795)		125,768

Other Investments - 1.3%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund

(cost $4,864,000)	4,864,000	j	4,864,000

Investment of Cash Collateral for Securities Loaned - 2.5%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund

(cost $9,734,130)	9,734,130	j	9,734,130

Total Investment (cost $467,861,124)		120.0%	466,939,268
Liabilities, Less Cash and Receivables		(20.0)%	(77,715,173)
Net Assets		100.0%	389,224,095

a	Principal amount stated in U.S Dollars unless otherwise noted.
AUD-Australian Dollar
EUR-Euro
b	The value of this security has been determined in good faith under the direction of the Board of Trustees.
c	Variable rate security--interest rate subject to periodic change.
d	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
At June 30, 2005, these securities amounted to $31,633,612 or 8.1% of net assets.
e	All or a portion of these securities are on loan. At June 30, 2005, the total market value of the fund's securities on loan is $9,368,320 and the total market value of the collateral held by the fund is $9,734,130.
f	Security linked to Goldman Sachs Non-Energy- Excess Return Index.
g	Wholly held by a broker as collateral for open financial futures position.
h	Notional face amount shown.
i	Purchased on a forward commitment basis.
j	Investments in affiliated money market funds.
k	Non-income producing security - in default.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

DREYFUS A BONDS PLUS, INC.
Statement of Financial Futures
June 30, 2005 (Unaudited)

				Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 6/30/2005 ($)

Financial Futures Long
U.S. Treasury 5 Year Notes	76	8,275,688	September 2005	32,062
U.S. Treasury 30 Year Bonds	46	5,462,500	September 2005	116,797
Financial Futures Short
U.S. Treasury 2 Year Notes	50	10,384,375	September 2005	(13,281)
U.S. Treasury 10 Year Notes	51	5,786,906	September 2005	12,219

				147,797

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus A Bonds Plus, Inc.
By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	August 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	August 10, 2005

By:	James Windels
James Windels
Chief Financial Officer

Date:	August 10, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)